Equity Transactions (Tables)	12 Months Ended
May 31, 2021
Equity
Schedule Of Warrant Activity
	Number of shares	Weighted Average Exercise Price	Weighted Average Life (years)
Outstanding, May 31, 2019	36,933,026	$0.00028	1.33 years

Reset features	55,399,539	0.00011	0.33 years
Forfeited	-	-	-
Exercised	-	-	-
Outstanding, May 31, 2020	92,322,564	$0.00011	0.33 years

Reset features	-	-	-
Forfeited	(92,332,564)	(0.00011)	-
Exercised	-	-	-
Outstanding, May 31, 2021	-	$-	-